Performance Management - OTG Latin America ETF	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
On July 11, 2025, the OTG Latin America Fund (the "Predecessor Fund") was reorganized from the World Funds Trust into the ETF Opportunities Trust, which resulted in the acquisition of the Predecessor Fund by the Fund.
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart below shows the Fund’s year to year performance for the most recent six years ending December 31. The table shows how the Fund’s average annual total returns for 1, and 5 years and since inception compare with those of a broad-based securities market index. The Predecessor Fund was managed with the same investment objective, and investment policies and restrictions that were substantially similar to those of the Fund. The Fund’s principal strategies are substantially similar to the strategies of the Predecessor Fund over the performance period shown. OTG Asset Management, Ltd. has served as the Fund's investment adviser since its inception in 2019. The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund, including its current net asset value per share, is available on the Fund’s website at www.otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl or by calling toll-free at 888-632-3399.
Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart below shows the Fund’s year to year performance for the most recent six years ending December 31. The table shows how the Fund’s average annual total returns for 1, and 5 years and since inception compare with those of a broad-based securities market index.
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expense, or taxes)
Performance Availability Website Address [Text]	www.otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl
Performance Availability Phone [Text]	888-632-3399
OTG Latin America ETF Class
Prospectus [Line Items]
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
During the periods shown, the highest quarterly return was 24.08% (quarter ended December 31, 2020) and the lowest quarterly return was -41.93% (quarter ended March 31, 2020).

The year-to-date return as of June 30, 2026 was 5.53%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.53%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(41.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020